Working Capital Facilities (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 07, 2025	Feb. 12, 2024	Feb. 16, 2024	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Sep. 29, 2023
Working Capital Facilities
Maximum funds available							$ 20,000,000
Balance under the facility							$ 18,830,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 22,000,000
Maximum Principal Amount	$ 20,000,000
Amount of potential increase in borrowing capacity (accordion)	5,000,000
Payment to related party	$ 375,000,000
Loan Amount Approved									$ 51,000,000
Debt Instrument, Maturity Term							6 years 6 months
Interest rate			14.00%	7.50%	12.00%		12.00%
Debt instrument, face amount			$ 519,000,000
Stock issued										10,443
CommitmentFees		$ 303
Proceeds from issuing shares			$ 507				$ 11,582,000	$ 0
Promissory note issued				$ 1,050
Interest expense					$ 0	$ 18	$ 17	$ 55